Income Taxes - Schedule of Movement of Valuation Allowance (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Valuation allowance
Balance at beginning of the year	$ 0	$ 0	$ 0
Additions	469	0	0
Reductions	0	0	0
Balance at end of the year	$ 469	$ 0	$ 0